Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 38,734,949	$ 47,546,083
Temporary investments	6,013,678	5,498,219
Trade notes and accounts receivable, net	24,727,073	24,906,452
Other accounts and notes receivable, net	4,944,026	5,884,907
Derivative financial instruments	1,515,041
Due from related parties	860,220	905,572
Transmission rights and programming	5,890,866	6,533,173
Inventories	1,492,947	1,899,078
Other current assets	2,865,903	2,588,014
Total current assets	87,044,703	95,761,498
Non-current assets:
Derivative financial instruments	748,833	647,770
Transmission rights and programming	8,158,521	7,975,296
Investments in financial instruments	43,996,852	45,136,751
Investments in associates and joint ventures	14,110,752	12,092,254
Property, plant and equipment, net	85,719,810	86,783,572
Intangible assets, net	35,886,434	37,734,771
Deferred income tax assets	21,355,044	22,729,580
Other assets	199,152	192,658
Total non-current assets	210,175,398	213,292,652
Total assets	297,220,101	309,054,150
Current liabilities:
Current portion of long-term debt and interest payable	2,103,870	2,678,255
Current portion of finance lease obligations	580,884	575,576
Current portion of other notes payable	1,178,435	1,202,344
Trade accounts payable and accrued expenses	19,959,795	22,878,015
Customer deposits and advances	18,798,347	21,709,431
Income taxes payable	2,524,349	2,012,536
Other taxes payable	1,172,496	1,479,071
Employee benefits	963,377	1,078,729
Due to related parties	991,469	1,088,226
Other current liabilities	2,491,795	2,723,880
Total current liabilities	50,764,817	57,426,063
Non-current liabilities:
Non-current portion of non-current secured bank loans received	121,993,128	126,146,663
Finance lease obligations, net of current portion	5,041,890	5,816,250
Other notes payable, net of current portion	2,505,625	3,650,681
Derivative financial instruments		5,508
Income taxes payable	4,730,620	6,386,877
Deferred income tax liabilities	9,037,513	10,349,135
Post-employment benefits	716,095	520,473
Other long-term liabilities	2,773,499	2,468,100
Total non-current liabilities	146,798,370	155,343,687
Total liabilities	197,563,187	212,769,750
EQUITY
Capital stock	4,978,126	4,978,126
Additional paid-in-capital	15,889,819	15,889,819
Retained earnings	74,983,656	70,395,669
Accumulated other comprehensive income, net	4,599,147	3,961,784
Shares repurchased	(14,788,984)	(11,433,482)
Equity attributable to stockholders of the Company	85,661,764	83,791,916
Non-controlling interests	13,995,150	12,492,484
Total equity	99,656,914	96,284,400
Total liabilities and equity	$ 297,220,101	$ 309,054,150